SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE (Details)	Mar. 31, 2025	Jun. 30, 2024
Minimum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Maximum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		7 years
Developed Games [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Developed Games [Member] | Minimum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Developed Games [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Developed Games [Member] | Maximum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		10 years
Royalty [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Royalty [Member] | Minimum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Royalty [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Royalty [Member] | Maximum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		8 years
Copyrights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Minimum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		8 years
Copyrights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Copyrights [Member] | Maximum [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Useful life		10 years